Consolidated Statement of Changes in Equity (Unaudited) - 6 months ended Jun. 30, 2018 - USD ($) shares in Thousands, $ in Thousands	Common Stock	Share capital Subscriptions	Additional Paid-In Capital	Accumulated Deficit	Total
Begning balance, shares at Dec. 31, 2017	56,378
Begning balance, amount at Dec. 31, 2017	$ 108,196	$ (718)	$ 35,790	$ (144,519)	$ (1,251)
Share issuance for cash, shares	2,855
Share issuance for cash, amount	$ 8,082	(150)			7,932
Stock-based commission, shares	10
Stock-based commission, amount	$ 32				32
Stock-based compensation, shares	1,500
Stock-based compensation, amount			1,921		1,921
Net loss				(5,083)	(5,083)
Ending balance, shares at Jun. 30, 2018	60,743
Ending balance, amount at Jun. 30, 2018	$ 116,310	$ (868)	$ 37,711	$ (149,602)	$ 3,551